Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net earnings	$ 103,346	$ 126,598	$ 128,197
Adjustments to reconcile net earnings to net cash provided by operating activities:
Net realized investment gains	(25,372)	(17,036)	(23,243)
Depreciation	3,145	3,177	3,037
Other items, net	7,732	(9,144)	(521)
Change in:
Accrued investment income	(538)	2,577	2,230
Premiums and reinsurance balances receivable (net of direct write-offs and commutations)	(14,859)	14,303	(23,430)
Reinsurance balances payable	(6,902)	27,010	1,420
Funds held	(53,922)	78,483	(5,618)
Ceded unearned premium	(11,563)	2,025	2,748
Reinsurance balances recoverable on unpaid losses	(6,079)	358	(17,771)
Deferred policy acquisition costs	(239)	(1,041)	268
Accounts payable and accrued expenses	(8,950)	(17,619)	601
Unpaid losses and settlement expenses	7,769	(95,616)	27,483
Unearned premiums	28,079	8,593	(10,990)
Income taxes:
Current	14,536	(1,440)	16,691
Deferred	3,781	7,464	37
Stock option excess tax benefit	(1,471)	(4,210)	(2,732)
Changes in investment in unconsolidated investees:
Undistributed earnings	(8,853)	(6,497)	(7,101)
Dividends received	6,600		7,920
Net proceeds from trading portfolio activity		6	1,009
Net cash provided by (used in) operating activities	36,240	117,991	100,235
Purchase of:
Fixed income, held-to-maturity	(25,078)	(209,300)	(348,252)
Fixed income, available-for-sale	(632,955)	(450,813)	(549,843)
Equity securities, available-for-sale	(34,113)	(87,346)	(63,504)
Short-term investments, net	(6,597)
Property and equipment	(18,521)	(5,382)	(2,841)
Acquisition of CBIC, net of cash acquired		(120,767)
Acquisition of Rockbridge Underwriting Agency	(15,500)
Other	(400)
Proceeds from sale of:
Fixed income, available-for-sale	181,338	383,664	323,887
Equity securities, available-for-sale	78,315	40,092	35,559
Short-term investments, net		15,922	64,673
Property and equipment	3,913	1,424	544
Proceeds from call or maturity of:
Fixed income, held-to-maturity	273,816	258,493	249,927
Fixed income, available-for-sale	248,134	261,654	382,456
Net cash provided by investing activities	52,352	87,641	92,606
Cash flows from financing activities:
Stock option excess tax benefit	1,471	4,210	2,732
Proceeds from stock option exercises	6,104	8,821	5,087
Treasury shares purchased		(6,624)	(23,858)
Cash dividends paid	(133,037)	(130,855)	(176,802)
Net cash used in financing activities	(125,462)	(124,448)	(192,841)
Net increase (decrease) in cash	(36,870)	81,184
Cash at beginning of year	81,184
Cash at end of year	$ 44,314	$ 81,184